Financial Assets and Liabilities - Notional amounts of derivative instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	$ 274,151	$ 201,125
Non Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	43,887	20,227
Cash Flow Hedge
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	230,264	180,898
Under 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	259,674	188,633
Over 12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative, notional amount	$ 14,477	$ 12,492